Cost of sales	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cost of sales
5.	Cost of sales

	Year Ended December 31,
	2018	2017

Production and delivery	$568,007	$468,372

Depreciation and depletion	209,496	304,144

Reversal of provision against carrying value of inventories (Note 9)	(255)	(8,718)

	$777,248	$763,798